Property and equipment	9 Months Ended
May 31, 2022
Property and equipment

8.	Property and equipment

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	221,653	486,340	173,091	881,084
Additions	-	89,561	17,903	107,464
Disposals	-	(9,767)	-	(9,767)
Disposal of Motorsports	(2,631)	(47,645)	(18,118)	(68,394)
Effect of foreign exchange	132	11,518	802	12,452
May 31, 2021	219,154	530,007	173,678	922,839

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	70,632	1,551	72,183
Impairment	(153,193)	-	-	(153,193)
Disposal of Eden Games	(7,407)	(314,440)	(52,460)	(374,307)
Held for sale - UMG	-	(227,179)	(35,178)	(262,357)
Foreign exchange	1,011	(29,472)	(4,515)	(32,976)
May 31, 2022	59,262	103,148	82,442	244,852

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	57,517	307,508	106,670	471,695
Depreciation	4,082	78,421	19,215	101,718
Disposal of Motorsports	-	(11,068)	(9,910)	(20,978)
Foreign exchange	183	9,161	798	10,142
May 31, 2021	61,782	384,022	116,773	562,577

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	5,507	94,518	16,770	116,795
Disposal of Eden Games	(7,202)	(278,569)	(47,404)	(333,175)
Held for sale - UMG	-	(133,957)	(41,614)	(175,571)
Foreign exchange	(668)	(24,728)	(4,000)	(29,396)
May 31, 2022	61,004	63,495	45,845	170,344
Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	155,484	197,376	50,951	403,811
May 31, 2022	0	39,653	36,597	74,508